Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Timber Point Global Allocations Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Timber Point Global Allocations Fund
Class Name	Institutional Class shares
Trading Symbol	CGHIX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the Timber Point Global Allocations Fund (the “Global Fund”) for the year ended September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Global Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.timberpointcapital.com/global-allocations-fund-cghix/. You can also request this information without charge by contacting the Global Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Global Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.timberpointcapital.com/global-allocations-fund-cghix/
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$170	1.62%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year ended September 30, 2025, the Global Fund posted a net return of 9.73%, modestly underperforming its blended benchmark of 50% MSCI ACWI / 50% Bloomberg Global Aggregate Index, which returned 9.84%. The strong absolute results were primarily driven by maintaining a “risk-on” posture throughout the period, despite several bouts of volatility—most notably the tariff-related selloff during the spring of 2025.

What factors influenced performance during the past year?

●	Fiscal stimulus supported China’s economic recovery, increasing performance in China-related investments like Alibaba.

●	Anticipation of surging energy demand from AI infrastructure drove strong performance in nuclear-oriented investments.

●	Inflation concerns and skepticism toward fiat currency valuations increased demand for crypto and other “store-of-value” assets, such as iShares Ethereum Trust ETF.

●	Despite economic growth and accommodative monetary policy, small-cap companies lagged large-cap growth stocks.

●	Slower secular growth and intensifying competition led to heightened volatility within the pharmaceuticals sector.

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed during the past 10 years?

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class Shares	9.73%	3.89%	3.62%
Bloomberg Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend	9.84%	7.05%	7.70%
S&P 500® Total Return Index (“S&P 500”)	17.60%	16.46%	15.29%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235
Net Assets	$ 27,060,273
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 103,686
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]

What are some Fund statistics?

Fund Statistics
Total Net Assets	$27,060,273	Investment Advisory Fees Paid	$103,686
Number of Portfolio Holdings	37	Portfolio Turnover Rate	198%

What did the Fund invest in?

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)
Equity Funds	41.86%	Banks	1.75%
Cash and Cash Equivalents	25.81%	Commodity Fund	1.69%
Asset Allocation Fund	6.75%	Investment Companies	1.69%
Internet	5.29%	Environmental Control	1.22%
Alternative Funds	4.36%	Biotechnology	0.31%
Computers	3.65%	Pharmaceuticals	0.24%
Aerospace & Defense	3.59%	Asset-backed and Mortgage-backed securities	0.01%
Debt Funds	1.78%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	25.79%	iShares China Large-Cap ETF	3.80%
SPDR S&P 500 ETF Trust	9.48%	International Business Machines Corp.	3.65%
Alibaba Group Holding Ltd. - Hong Kong - ADR	5.28%	Boeing Co.	3.59%
Timber Point Alternative Income Fund	4.84%	iShares Core S&P Mid-Cap ETF	3.38%
Invesco S&P 500 Equal Weight ETF	4.21%	VanEck Bitcoin ETF/US	2.87%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred during the reporting period.
Timber Point Alternative Income Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Timber Point Alternative Income Fund
Class Name	Institutional Class shares
Trading Symbol	AIIFX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the Timber Point Alternative Income Fund (the “Income Fund”) for the year ended September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.timberpointcapital.com/alternative-income-aiifx/. You can also request this information without charge by contacting the Income Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Income Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.timberpointcapital.com/alternative-income-aiifx/
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$186	1.82%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year ended September 30, 2025, the Income Fund posted a net return of 4.09%, outperforming the Bloomberg U.S. Aggregate Index, which returned 2.88%. The Income Fund’s strong absolute and relative performance reflected an emphasis on yield-premium sectors of the bond market and selective allocations to income-oriented equities, both of which enhanced returns versus traditional fixed income.

What factors influenced performance during the past year?

●	Robust economic fundamentals, supportive monetary policy, and healthy corporate balance sheets created a favorable environment for credit.

●	Low-volatility equity sectors outperformed high-grade bonds, adding to performance for dividend-oriented equities.

●	Persistent inflation and fiat currency concerns boosted demand for crypto and other alternative stores of value, such as iShares Ethereum Trust ETF.

●	Despite an overall supportive credit backdrop, select illiquid and private credit exposures were pressured by several high-profile bankruptcies.

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed during the past 10 years?

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	4.09%	2.45%	1.65%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Bloomberg Global Aggregate Bond Index	2.40%	(1.56)%	1.14%
HFRX Absolute Return Index	4.89%	3.41%	2.52%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jan. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235
Net Assets	$ 26,333,629
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 172,439
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]

What are some Fund statistics?

Fund Statistics
Total Net Assets	$26,333,629	Investment Advisory Fees Paid	$172,439
Number of Portfolio Holdings	32	Portfolio Turnover Rate	76%

What did the Fund invest in?

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)
Debt Funds	60.77%	Investment Companies	2.72%
Equity Funds	18.19%	Asset Allocation	0.65%
Cash and Cash Equivalents	14.70%	Asset-backed and Mortgage-backed securities	0.04%
Alternative Fund	2.93%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	14.68%	Vanguard Short-Term Corporate Bond ETF	4.55%
SPDR Portfolio Aggregate Bond ETF	11.78%	SPDR Bloomberg High Yield Bond ETF	3.72%
SPDR Doubleline Total Return Tactical ETF	11.56%	Vanguard International High Dividend Yield	3.54%
SPDR Bloomberg Short Term High Yield Bond ETF	9.72%	iShares 20+ Year Treasury Bond ETF	3.02%
SPDR Portfolio Corporate Bond	6.75%	SPDR S&P Regional Banking ETF	2.89%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 30, 2025, the Income Fund changed its primary benchmark from the Bloomberg Global Aggregate Bond Index to the Bloomberg U.S. Aggregate Bond Index. Timber Point Capital Management, LLC, the Income Fund's investment adviser, believes it will provide a more accurate comparison for the Income Fund’s clientele who are exclusively U.S. clients who use the Income Fund as a diversification tool relative to their traditional, high quality fixed income investments.  The index which best represents that universe of traditional fixed income is the Bloomberg U.S. Aggregate Bond Index.